Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baillie Gifford The Long Term Global Growth Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Long Term Global Growth Equity Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Fund’s performance. For the period from June 10, 2014, the date of the Fund’s commencement of investment operations, until December 31, 2014, the Fund’s portfolio turnover rate was 8% (not annualized).

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares, or do not redeem any shares, at the end of those periods.  It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The assumed 5% annual return in the Example should not be considered a representation of investment performance, as actual performance will depend upon actual investment results of securities held in the Fund’s portfolio.  Your actual costs may be higher or lower than the Example indicates.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will seek to meet its objective through investment in a portfolio of global common stocks and other equity securities without reference to benchmark constraints.  The Fund will engage in the active management of its portfolio by making investments in selected businesses which the portfolio managers believe may grow and enjoy sustainable competitive advantages in their markets. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The portfolio managers will select investments without regard to the geographic, industry, sector, or individual company weightings on any index.  While the portfolio managers are not constrained by geographic limitations, the Fund will ordinarily invest in securities of issuers located in at least six different countries and will invest primarily in companies located in non-U.S. countries.  The Fund may invest in stocks of any market capitalization. See “Other Important Information About the Funds” below for additional detail on how the Fund classifies the location of issuers in which it invests.  In constructing the Fund’s portfolio, the portfolio managers generally select between 30 and 60 issuers in which they have high conviction.  As a result, the Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a single issuer or a small number of issuers.  Although the Fund seeks to invest across a broad spectrum of sectors and industries, the portfolio managers’ unconstrained approach to selecting investments may result in significant exposure to a small number of industries or sectors.  Currency hedging is permitted, at the discretion of the Manager, to attempt to preserve the Fund’s investments in U.S. dollar terms, and may include utilization of forward foreign currency transactions or other currency instruments, such as options.  The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified.  The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of admissions to or withdrawals from the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Primary Investment Risks.”

•                      Management and Operational Risk — The value of the Fund’s investments will be affected by the techniques and analyses of the Fund’s portfolio managers. The Fund also runs the risk that the portfolio managers’ assessment of an investment may be wrong or that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•                      Market Risk — The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•                      Equity Securities Risk — Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

•                      Foreign Investment Risk and Emerging Markets Risk — Foreign securities, and, in particular, emerging markets securities, are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries.

•                      Correlation Risk — Should the Fund focus its investments in countries, regions, sectors, or companies that are closely correlated with one another, this could create more risk than if the Fund’s investments were less correlated.

•                      Currency and Hedging Risk — Fluctuations in the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies due to changing currency exchange rates can adversely affect the Fund’s value. In addition, hedging a foreign currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency or if the currency hedging is otherwise ineffective.

•                      Liquidity Risk — The Fund’s investments may be subject to low trading volume, lack of a market maker, large position size, or regulatory restrictions.  As a result, it may not be possible to sell an investment at a particular time or at an acceptable price.

•                     Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•                      Non-Diversification Risk — Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers, its performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers, its performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on June 10, 2014 and does not have a full calendar year of performance available. Accordingly, performance data is not included. Past performance (before and after taxes) is not an indication of future performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on June 10, 2014 and does not have a full calendar year of performance available.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Class 1
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.15%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.20%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.85%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Classes 1, 3, 4 and 5 were unfunded as of December 31, 2014, therefore Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	557
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,208
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	314
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	539
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,186
Class 2
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.15%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.20%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.17%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	514
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,114
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	289
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	496
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,092
Class 3
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.15%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.20%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.70%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Classes 1, 3, 4 and 5 were unfunded as of December 31, 2014, therefore Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	476
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,032
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	267
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	458
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,009
Class 4
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.15%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.20%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.07%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.67%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Classes 1, 3, 4 and 5 were unfunded as of December 31, 2014, therefore Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	275
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	997
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	258
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	442
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	974
Class 5
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.15%)
Purchase Fees (as a percentage of amount purchased)	rr_ExchangeFeeOverRedemption	0.20%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.02%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.62%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Classes 1, 3, 4 and 5 were unfunded as of December 31, 2014, therefore Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	937
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	242
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	414
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	914

[1]	Service Fees differ between Classes to reflect varying levels of shareholder service fees payable to the Manager, as described in detail under "Share Classes - Shareholder Service Fees" below.
[2]	Classes 1, 3, 4 and 5 were unfunded as of December 31, 2014, therefore Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.
[3]	The Manager has contractually agreed to waive its fees and/or bear other expenses of The Long Term Global Growth Equity Fund through April 30, 2016 to the extent that such Fund's Total Annual Fund Operating Expenses (excluding interest, taxes and extraordinary expenses) exceed 0.85% for Class 1 shares, 0.77% for Class 2 shares, 0.70% for Class 3 shares, 0.67% for Class 4 shares, and 0.62% for Class 5 shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust.